BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Key management personnel compensation	R$ 25,483	R$ 26,431
Salaries, benefits and social charges	16,758	17,493
Variable compensation	R$ 8,725	R$ 8,938